Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Stock (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Shares [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Stock (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	5,396,650	11,066,667	8,364,025	5,533,333		8,526,027
Diluted net income (loss) per share	$ 0.06	$ 0.55	$ 0.16	$ 1.70		$ 1.03
Non-redeemable Shares [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Stock (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	3,405,000	3,385,583	3,405,000	1,920,655		3,236,568
Diluted net income (loss) per share	$ (0.13)	$ (1.86)	$ (0.12)	$ (3.13)		$ (2.43)